Financial Instruments and Fair Value (Details) - Schedule of Assets and Liabilities are Considered to have Carrying Amounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
At amortized cost
Trade receivables	$ 11,088	$ 9,357
Cash and cash equivalents	22,380	15,503
Total financial assets	33,468	24,860
At fair value:
Subtotal financial liabilities at fair value	66,154	55,864
At amortized cost:
Lease liabilities	5,058	4,263
Trade payables	8,811	10,178
Subtotal financial liabilities at amortized cost	50,076	49,971
Total financial liabilities	116,230	105,835
Level 3 [Member]
At fair value:
GPS contingent consideration	62,611	52,881
Exact Sciences 5-Year Warrants	2,153
NovioGendix contingent consideration	1,198	1,182
Innovatus derivative instrument	192	910
Kreos derivative instrument		891
Level 2 [Member]
At amortized cost:
Loans and borrowings	$ 36,207	$ 35,530